UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:3/31/2006

Check here if Amendment [  ]; Amendment Number:
  This is Amendment (Check only one.):[  ] is a restatement.
                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bryce Capital Management, LLC
Address:   2 Thornell Road
           Pittsford, NY 14534

Form 13F File Number:  28-58117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Dennis E. Lohouse, CFA
Title:Principal
Phone:(585) 381-2990

Signature, Place, and Date of Signing:

      /s/ Dennis E. Lohouse       Rochester, New York         April 20, 2006

           (Signature)                  (City, State)               (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:None

Form 13F Information Table Entry Total: 86

Form 13F Information Table Value Total: $87,585 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.


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Bryce Capital Management, LLC
13F Holdings Report
March 31, 2006


                                                                VALUE       SHRS OR     SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                        TITLE OF         CUSIP   (x$1000)     PRN AMT     PRN CALL DSCRETN MANAGERS  SOLE   SHARED NON
                                        CLASS

Aaon Inc.                            COMMON          000360206      342      14,310     SH       SOLE              14,310
                                     STOCK
Adobe Systems Inc.                   COMMON          00724f101    1,353      38,715     SH       SOLE              38,715
                                     STOCK
Alliance Data                        COMMON          018581108    1,253      26,795     SH       SOLE              26,795
                                     STOCK
Altera Corp.                         COMMON          021441100    1,131      54,810     SH       SOLE              54,810
                                     STOCK
Ambac Financial Group                COMMON          023139108      680       8,543     SH       SOLE               8,543
                                     STOCK
Ametek Inc.                          COMMON          031100100    1,274      28,340     SH       SOLE              28,340
                                     STOCK
Amgen Inc.                           COMMON          031162100      981      13,488     SH       SOLE              13,488
                                     STOCK
Apple Computer Inc.                  COMMON          037833100      328       5,225     SH       SOLE               5,225
                                     STOCK
ATI Technologies                     COMMON          001941103      699      40,700     SH       SOLE              40,700
                                     STOCK
Bear Stearns Inc.                    COMMON          073902108    1,703      12,280     SH       SOLE              12,280
                                     STOCK
Brinker Intl                         COMMON          109641100      692      16,368     SH       SOLE              16,368
                                     STOCK
Caremark RX Inc.                     COMMON          141705103    1,431      29,090     SH       SOLE              29,090
                                     STOCK
Cerner Corp.                         COMMON          156782104    1,878      39,585     SH       SOLE              39,585
                                     STOCK
Chattem Inc.                         COMMON          162456107    1,755      46,610     SH       SOLE              46,610
                                     STOCK
Chicos FAS Inc.                      COMMON          168615102    1,518      37,360     SH       SOLE              37,360
                                     STOCK
Cisco Systems                        COMMON          17275R102    1,056      48,728     SH       SOLE              48,728
                                     STOCK
Coach Inc.                           COMMON          189754104      263       7,605     SH       SOLE               7,605
                                     STOCK
Cognizant Technology Solutions       COMMON          192446102    1,351      22,710     SH       SOLE              22,710
Corp.                                STOCK
Columbia Sportswear                  COMMON          198516106      389       7,295     SH       SOLE               7,295
                                     STOCK
Constellation Brands Inc.            COMMON          21036p108    1,960      78,230     SH       SOLE              78,230
                                     STOCK
Corning Inc.                         COMMON          219350105    1,775      65,936     SH       SOLE              65,936
                                     STOCK
Coventry Health Care                 COMMON          222862104    3,710      68,735     SH       SOLE              68,735
                                     STOCK
Deans Foods Co.                      COMMON          242370104      549      14,140     SH       SOLE              14,140
                                     STOCK
Digital River                        COMMON          25388b104      202       4,625     SH       SOLE               4,625
                                     STOCK
E Trade Group, Inc.                  COMMON          269246104    2,539      94,100     SH       SOLE              94,100
                                     STOCK
Eastman Kodak                        COMMON          277461109      285      10,027     SH       SOLE              10,027
                                     STOCK
EMC Corp                             COMMON          268648102    1,269      93,094     SH       SOLE              93,094
                                     STOCK
Encore Wire Corp                     COMMON          292562105      224       6,600     SH       SOLE               6,600
                                     STOCK
Express Scripts                      COMMON          302182100    1,852      21,070     SH       SOLE              21,070
                                     STOCK
Exxon Mobil                          COMMON          30231G102      353       5,800     SH       SOLE               5,800
                                     STOCK
Fisher Scientific International      COMMON          338032204      774      11,380     SH       SOLE              11,380
Inc.                                 STOCK
FLIR Systems                         COMMON          302445101      400      14,085     SH       SOLE              14,085
                                     STOCK
General Electric                     COMMON          369604103      785      22,575     SH       SOLE              22,575
                                     STOCK
Gilead Sciences                      COMMON          375558103    3,304      53,105     SH       SOLE              53,105
                                     STOCK
Grant Prideco Inc.                   COMMON          38821g101    1,870      43,649     SH       SOLE              43,649
                                     STOCK
Intel                                COMMON          458140100      509      26,180     SH       SOLE              26,180
                                     STOCK
Investors Financial Services         COMMON          461915100    1,413      30,155     SH       SOLE              30,155
Corp.                                STOCK
Jacobs Engineering Group Inc.        COMMON          469814107      290       3,348     SH       SOLE               3,348
                                     STOCK
L-3 Communications Holdings Inc.     COMMON          502424104    3,694      43,060     SH       SOLE              43,060
                                     STOCK
Labor Ready Inc.                     COMMON          505401208      772      32,250     SH       SOLE              32,250
                                     STOCK
Laboratories Corp. of America        COMMON          50540r409    3,349      57,275     SH       SOLE              57,275
Holdings                             STOCK
Lehman Bros. Holdings                COMMON          524908100    1,354       9,366     SH       SOLE               9,366
                                     STOCK
LifePoint Hospitals Inc.             COMMON          53219l109      351      11,280     SH       SOLE              11,280
                                     STOCK
Liz Claiborne                        COMMON          539320101      688      16,780     SH       SOLE              16,780
                                     STOCK
Lowe's Companies                     COMMON          548661107    1,865      28,944     SH       SOLE              28,944
                                     STOCK
Marvell Technologies, Inc.           COMMON          g5876h105      904      16,719     SH       SOLE              16,719
                                     STOCK
Merrill Lynch & Co.                  COMMON          590188108      339       4,304     SH       SOLE               4,304
                                     STOCK
Morgan Stanley                       COMMON          617446448      411       6,540     SH       SOLE               6,540
                                     STOCK
Nabors Industries Ltd.               COMMON          g6359f103    1,024      14,300     SH       SOLE              14,300
                                     STOCK
North Fork Bancorp                   COMMON          659424105      341      11,814     SH       SOLE              11,814
                                     STOCK
Northern Trust Co.                   COMMON          665859104    1,409      26,835     SH       SOLE              26,835
                                     STOCK
Paychex Inc.                         COMMON          704326107    3,232      77,585     SH       SOLE              77,585
                                     STOCK
Pepsico Inc.                         COMMON          713448108      900      15,575     SH       SOLE              15,575
                                     STOCK
Precision Drilling Trust Unit        COMMON          740215108      837      25,880     SH       SOLE              25,880
                                     STOCK
Quicksilver Inc.                     COMMON          74838c106      886      63,935     SH       SOLE              63,935
                                     STOCK
Satyam Computer                      COMMON          804098101      894      20,425     SH       SOLE              20,425
                                     STOCK
Scansource                           COMMON          806037107      279       4,615     SH       SOLE               4,615
                                     STOCK
Sun Microsystems Inc.                COMMON          866810104      129      25,140     SH       SOLE              25,140
                                     STOCK
Symantec Corp.                       COMMON          871503108      740      43,960     SH       SOLE              43,960
                                     STOCK
Target Corp.                         COMMON          87612e106      853      16,395     SH       SOLE              16,395
                                     STOCK
TJX Companies                        COMMON          872540109      399      16,095     SH       SOLE              16,095
                                     STOCK
Toyota Motor                         COMMON          892331307      647       5,945     SH       SOLE               5,945
                                     STOCK
Tyco Intl Ltd                        COMMON          902124106      292      10,881     SH       SOLE              10,881
                                     STOCK
U.S. Bancorp                         COMMON          902973304      434      14,215     SH       SOLE              14,215
                                     STOCK
Urban Outfitters                     COMMON          917047102      511      20,825     SH       SOLE              20,825
                                     STOCK
Weatherford International            COMMON          g95089101    1,021      22,310     SH       SOLE              22,310
                                     STOCK
Willis Group Holdings                COMMON          g96655108      329       9,600     SH       SOLE               9,600
                                     STOCK
WR Berkley Corp.                     COMMON          084423102    2,234      38,474     SH       SOLE              38,474
                                     STOCK
Zions Bancorp                        COMMON          989701107    2,088      25,235     SH       SOLE              25,235
                                     STOCK
ABN AMRO 5.90%                       PREFERRED       00372p203      479      20,600     SH       SOLE              20,600
                                     STOCK
General Motors Corp. Pr 7.250%       PREFERRED       370442774      175      11,134     SH       SOLE              11,134
due 7/15/41                          STOCK
Household Cap Pr V 7.5% due          PREFERRED       44180y204      235       9,250     SH       SOLE               9,250
11/8/06                              STOCK
JP Morgan Chase 5.875%               PREFERRED       46626v207      390      16,675     SH       SOLE              16,675
                                     STOCK
Morgan Stanley 5.75%                 PREFERRED       617466206      280      12,300     SH       SOLE              12,300
                                     STOCK
Royal Bank of Scotland 5.75%         PREFERRED       780097788      586      25,100     SH       SOLE              25,100
                                     STOCK
Wells Fargo Capital Trust 5.625%     PREFERRED       94979d200      209       8,950     SH       SOLE               8,950
                                     STOCK
American Century Vista  TWVAX        MUTUAL          025083817      218      12,795     SH       SOLE              12,795
                                     FUNDS
Bryce Capital Growth Fund            MUTUAL          11765r102    2,232     182,075     SH       SOLE             182,075
                                     FUNDS
Bryce Capital Value Fund             MUTUAL          11765r201    3,603     258,515     SH       SOLE             258,515
                                     FUNDS
Fidelity Spartan US Equity Index     MUTUAL          315911206      264       5,747     SH       SOLE               5,747
FUSEX                                FUNDS
Deere John Cap Corp                  CORPORATE       24422EPL7      326     335,000     PRN      SOLE             335,000
                                     BONDS
GE Capital Corp Step Up              CORPORATE       36962gg73      224     235,000     PRN      SOLE             235,000
                                     BONDS
Morgan Stanley NT                    CORPORATE       617446HW2      222     230,000     PRN      SOLE             230,000
                                     BONDS
Federal Home Loan Bank               GOVERNMENT      3133x9qv5      231     235,000     PRN      SOLE             235,000
                                     BONDS
Federal Home Loan Bank               GOVERNMENT      3133x9fx3      370     375,000     PRN      SOLE             375,000
                                     BONDS
Federal Home Loan Mortgage           GOVERNMENT      3128x1ec7      194     205,000     PRN      SOLE             205,000
                                     BONDS
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